UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Education Income Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2022
U.S. Government and U.S. Government Agency Obligations	51.4%
AAA	12.1%
AA	2.3%
A	16.6%
BBB	16.5%
Not Rated	0.3%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Corporate Bonds	33.7%
U.S. Government and U.S. Government Agency Obligations	51.4%
Asset-Backed Securities	6.2%
CMOs and Other Mortgage Related Securities	6.2%
Other Investments	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 4.8%

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.7%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.7%
AT&T, Inc. 4.25% 3/1/27	$400,000	$430,769
Verizon Communications, Inc. 3% 3/22/27	78,000	78,914
		509,683
Entertainment - 1.0%
The Walt Disney Co. 1.75% 1/13/26	306,000	300,342
Media - 0.8%
Comcast Corp. 3.95% 10/15/25	225,000	237,332

TOTAL COMMUNICATION SERVICES		1,047,357

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
General Motors Financial Co., Inc. 1.05% 3/8/24	18,000	17,539
Toyota Motor Corp. 3.419% 7/20/23	355,000	363,507
		381,046
CONSUMER STAPLES - 1.1%
Tobacco - 1.1%
BAT Capital Corp. 4.7% 4/2/27	301,000	319,704
ENERGY - 5.2%
Energy Equipment & Services - 0.1%
Baker Hughes Co.:
1.231% 12/15/23	16,000	15,838
2.061% 12/15/26	15,000	14,646
		30,484
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	309,358
ConocoPhillips Co.:
2.4% 3/7/25 (a)	30,000	30,029
4.95% 3/15/26	300,000	328,777
Enbridge, Inc.:
2.15% 2/16/24	12,000	12,018
2.5% 2/14/25	12,000	12,040
Energy Transfer LP 4.2% 9/15/23	73,000	75,067
Exxon Mobil Corp. 2.992% 3/19/25	210,000	215,612
MPLX LP:
4% 3/15/28	60,000	62,571
4.5% 7/15/23	350,000	359,324
Phillips 66 Co. 3.7% 4/6/23	118,000	120,548
		1,525,344

TOTAL ENERGY		1,555,828

FINANCIALS - 17.3%
Banks - 12.1%
Bank of America Corp.:
2.551% 2/4/28 (b)	100,000	98,384
3.458% 3/15/25 (b)	393,000	400,542
Citigroup, Inc. 3.106% 4/8/26 (b)	350,000	354,583
Fifth Third Bancorp 3.65% 1/25/24	168,000	172,707
Huntington Bancshares, Inc. 2.625% 8/6/24	450,000	453,805
JPMorgan Chase & Co.:
0.824% 6/1/25 (b)	63,000	60,953
1.47% 9/22/27 (b)	80,000	75,503
2.947% 2/24/28 (b)	68,000	68,386
3.54% 5/1/28 (b)	350,000	361,919
National Australia Bank Ltd. 2.875% 4/12/23	468,000	474,712
NatWest Group PLC 4.269% 3/22/25 (b)	200,000	206,812
PNC Financial Services Group, Inc. 3.5% 1/23/24	200,000	205,877
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	23,000	22,342
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/24	500,000	504,742
Wells Fargo & Co. 2.188% 4/30/26 (b)	176,000	173,676
		3,634,943
Capital Markets - 1.7%
Goldman Sachs Group, Inc. 2.64% 2/24/28 (b)	63,000	62,080
Intercontinental Exchange, Inc. 3.75% 9/21/28	125,000	132,049
Morgan Stanley 3.591% 7/22/28 (b)	300,000	309,729
		503,858
Consumer Finance - 0.9%
Capital One Financial Corp.:
1.343% 12/6/24 (b)	100,000	98,495
1.878% 11/2/27 (b)	100,000	95,822
Hyundai Capital America 1% 9/17/24 (c)	74,000	71,161
		265,478
Diversified Financial Services - 0.5%
Athene Global Funding:
1.716% 1/7/25 (c)	100,000	97,547
1.73% 10/2/26 (c)	73,000	69,443
		166,990
Insurance - 2.1%
American International Group, Inc. 2.5% 6/30/25	573,000	575,529
Equitable Financial Life Global Funding 1.7% 11/12/26 (c)	49,000	46,848
RGA Global Funding 2% 11/30/26 (c)	30,000	29,209
		651,586

TOTAL FINANCIALS		5,222,855

HEALTH CARE - 0.6%
Health Care Providers & Services - 0.4%
CVS Health Corp. 4.3% 3/25/28	110,000	118,751
Pharmaceuticals - 0.2%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	58,399

TOTAL HEALTH CARE		177,150

INDUSTRIALS - 2.7%
Aerospace & Defense - 1.4%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	122,244
The Boeing Co. 1.95% 2/1/24	307,000	305,772
		428,016
Industrial Conglomerates - 0.2%
Roper Technologies, Inc. 1% 9/15/25	76,000	72,290
Road & Rail - 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26	17,000	16,488
Trading Companies & Distributors - 1.0%
Air Lease Corp.:
2.2% 1/15/27	30,000	28,767
2.25% 1/15/23	175,000	175,882
3.25% 3/1/25	97,000	97,573
		302,222

TOTAL INDUSTRIALS		819,016

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle International Corp. 3.15% 7/15/23	399,000	405,104
UTILITIES - 0.7%
Electric Utilities - 0.1%
Eversource Energy 0.8% 8/15/25	43,000	40,610
Independent Power and Renewable Electricity Producers - 0.6%
Exelon Generation Co. LLC 3.25% 6/1/25	178,000	181,748

TOTAL UTILITIES		222,358

TOTAL NONCONVERTIBLE BONDS
(Cost $10,436,616)		10,150,418

U.S. Treasury Obligations - 39.4%
U.S. Treasury Notes:
0.125% 8/15/23	$1,091,500	$1,072,782
0.25% 5/15/24	1,502,100	1,460,382
0.25% 7/31/25	1,350,000	1,285,559
0.625% 10/15/24	1,500,000	1,462,617
0.625% 7/31/26	223,300	212,641
0.75% 3/31/26	2,346,400	2,255,201
1.125% 10/31/26	1,500,000	1,457,578
1.25% 12/31/26	345,000	337,022
1.25% 9/30/28	438,500	422,707
1.375% 11/15/31	637,000	610,624
1.5% 2/15/25	603,000	600,597
1.5% 11/30/28	250,000	244,766
2% 2/15/25	391,700	395,770
2.125% 3/31/24	50,700	51,348
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,167,895)		11,869,594

U.S. Government Agency - Mortgage Securities - 12.0%
Fannie Mae - 9.4%
2.5% 7/1/31	587,824	597,623
3% 8/1/32 to 12/1/36	2,183,025	2,243,019

TOTAL FANNIE MAE		2,840,642

Freddie Mac - 2.6%
3% 7/1/32 to 3/1/33	763,588	785,288
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,717,266)		3,625,930

Asset-Backed Securities - 6.2%
American Express Credit Account Master Trust Series 2021-1 Class A, 0.9% 11/15/26	$100,000	$97,822
Bank of America Credit Card Master Trust Series 2021-A1 Class A1, 0.44% 9/15/26	80,000	77,776
Capital One Multi-Asset Execution Trust Series 2021-A3 Class A3, 1.04% 11/15/26	97,000	94,920
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	80,000	77,517
Series 2022-A1 Class A1, 1.96% 2/16/27	49,000	49,106
Ford Credit Auto Owner Trust Series 2021-A Class A3, 0.3% 8/15/25	500,000	493,324
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	825,000	814,938
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	57,334
Series 2021-2 Class A, 0.99% 4/20/28	90,000	88,024
TOTAL ASSET-BACKED SECURITIES
(Cost $1,877,821)		1,850,761

Commercial Mortgage Securities - 6.2%
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 0.8811% 10/15/36 (b)(c)(d)	100,000	97,747
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.0629% 2/15/39 (b)(c)(d)	100,000	98,999
BX Trust floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.042% 11/15/38 (b)(c)(d)	100,000	98,938
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.8269% 10/15/26 (b)(c)(d)	100,000	97,747
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	249,502	250,574
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.893% 11/15/38 (b)(c)(d)	100,000	97,937
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	135,305	136,944
Series 2015-GC32 Class AAB, 3.513% 7/10/48	418,537	427,033
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.9219% 11/15/38 (b)(c)(d)	100,000	97,997
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C27 Class ASB, 3.278% 2/15/48	446,146	453,590
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,903,294)		1,857,506

Bank Notes - 1.7%
Truist Bank 3% 2/2/23
(Cost $510,792)	500,000	505,604
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.07% (e)
(Cost $87,314)	87,297	87,314
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $30,700,998)		29,947,127
NET OTHER ASSETS (LIABILITIES) - 0.5%		153,695
NET ASSETS - 100%		$30,100,822

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $903,573 or 3.0% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$950,803	$2,928,816	$3,792,305	$115	$--	$--	$87,314	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	--	443,085	443,085	--	--	--	--	0.0%
Total	$950,803	$3,371,901	$4,235,390	$115	$--	$--	$87,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$10,150,418	$--	$10,150,418	$--
U.S. Government and Government Agency Obligations	11,869,594	--	11,869,594	--
U.S. Government Agency - Mortgage Securities	3,625,930	--	3,625,930	--
Asset-Backed Securities	1,850,761	--	1,850,761	--
Commercial Mortgage Securities	1,857,506	--	1,857,506	--
Bank Notes	505,604	--	505,604	--
Money Market Funds	87,314	87,314	--	--
Total Investments in Securities:	$29,947,127	$87,314	$29,859,813	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $30,613,684)	$29,859,813
Fidelity Central Funds (cost $87,314)	87,314
Total Investment in Securities (cost $30,700,998)		$29,947,127
Receivable for investments sold		999,602
Interest receivable		122,128
Distributions receivable from Fidelity Central Funds		10
Total assets		31,068,867
Liabilities
Payable for investments purchased
Regular delivery	$938,080
Delayed delivery	29,965
Total liabilities		968,045
Net Assets		$30,100,822
Net Assets consist of:
Paid in capital		$30,979,428
Total accumulated earnings (loss)		(878,606)
Net Assets		$30,100,822
Net Asset Value, offering price and redemption price per share ($30,100,822 ÷ 3,098,233 shares)		$9.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Interest		$134,887
Income from Fidelity Central Funds		115
Total income		135,002
Expenses
Independent trustees' fees and expenses	$51
Total expenses before reductions	51
Expense reductions	(5)
Total expenses after reductions		46
Net investment income (loss)		134,956
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(97,003)
Total net realized gain (loss)		(97,003)
Change in net unrealized appreciation (depreciation) on investment securities		(875,592)
Net gain (loss)		(972,595)
Net increase (decrease) in net assets resulting from operations		$(837,639)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	For the period March 16, 2021 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134,956	$111,953
Net realized gain (loss)	(97,003)	34,712
Change in net unrealized appreciation (depreciation)	(875,592)	121,721
Net increase (decrease) in net assets resulting from operations	(837,639)	268,386
Distributions to shareholders	(187,782)	(121,571)
Share transactions
Proceeds from sales of shares	1,000,006	32,770,069
Reinvestment of distributions	187,782	121,571
Cost of shares redeemed	(1,000,000)	(2,100,000)
Net increase (decrease) in net assets resulting from share transactions	187,788	30,791,640
Total increase (decrease) in net assets	(837,633)	30,938,455
Net Assets
Beginning of period	30,938,455	–
End of period	$30,100,822	$30,938,455
Other Information
Shares
Sold	100,553	3,276,589
Issued in reinvestment of distributions	18,983	12,114
Redeemed	(101,061)	(208,945)
Net increase (decrease)	18,475	3,079,758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Education Income Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.043	.036
Net realized and unrealized gain (loss)	(.313)	.052
Total from investment operations	(.270)	.088
Distributions from net investment income	(.047)	(.038)
Distributions from net realized gain	(.013)	–
Total distributions	(.060)	(.038)
Net asset value, end of period	$9.72	$10.05
Total ReturnD,E	(2.69)%	.89%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	- %I
Expenses net of fee waivers, if anyH	- %I	- %I
Expenses net of all reductionsH	- %I	- %I
Net investment income (loss)	.88%I	.79%I
Supplemental Data
Net assets, end of period (000 omitted)	$30,101	$30,938
Portfolio turnover rateJ	58%I	87%K,L

 A For the period March 16, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Education Income Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$637
Gross unrealized depreciation	(742,344)
Net unrealized appreciation (depreciation)	$(741,707)
Tax cost	$30,688,834

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Education Income Fund	2,004,621	942,200

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Education Income Fund	3,057,370	30,573,697

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Education Income Fund	$–	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Education Income Fund	- %-C
Actual		$1,000.00	$973.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EDI-SANN-0422
1.9901558.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022